Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Business Combination Disclosure [Text Block]
Note
3
– Acquisitions

Fiscal
2019
Acquisitions
On
February 2, 2018,
Descartes acquired Aljex Software, Inc. (“Aljex”), a cloud-based provider of back-office transportation management solutions for freight brokers and transportation providers. US-based Aljex helps customers automate business processes and create electronic documents critical for executing transportation moves through the lifecycle of a shipment. The purchase price for the acquisition was approximately
$32.4
million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was
$0.2
million with a fair value of
$0.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
January 31, 2019
with
no
adjustments.

On
June 22, 2018,
Descartes acquired certain assets of Velocity Mail, LLC (“Velocity Mail”), an electronic transportation network that provides global air carriers with mail and parcel shipment scanning and tracking solutions. Using US-based Velocity Mail’s network, global air carriers leverage mobile devices to accurately track shipments and deliveries in real-time. The purchase price for the acquisition was approximately
$26.1
million, net of cash acquired, which was funded from drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was
$1.0
million with a fair value of
$1.0
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
June 22, 2019.

On
August 21, 2018,
Descartes acquired PinPoint GPS Solutions Inc. (“PinPoint”), a provider of fleet tracking and mobile workforce solutions. Canada-based PinPoint helps customers collect real-time location information on trucks and mobile workers using technology, including Geotab (telematics) and SkyBitz (trailer tracking). The purchase price for the acquisition was approximately
$11.0
million
(CAD
$14.4
million)
, net of cash acquired, which was funded from a combination of drawing on Descartes’ existing credit facility and issuing to the sellers less than
0.1
million Descartes common shares from treasury.
Additional contingent consideration of up to
$2.3
million (CAD
$3.0
million) in cash is payable if certain revenue performance targets are met by PinPoint in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$0.7
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.5
million with a fair value of
$0.5
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
August 21, 2019.

For the businesses acquired during fiscal
2019,
we incurred acquisition-related costs of
$0.5
million for the year ended
January 31, 2019.
The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations. For the year ended
January 31, 2019,
we have recognized
aggregate revenues of
$15.1
million, and an aggregate net income of
$0.9
million, from Aljex, Velocity Mail
and PinPoint since the date of acquisition in our consolidated statements of operations.

The final purchase allocation for Aljex and the preliminary purchase price allocations for Velocity Mail and PinPoint, which have not
been finalized, is as follows:

	Aljex	Velocity Mail	PinPoint	Total
Purchase price consideration:
Cash, less cash acquired related to Aljex ($193), Velocity Mail (nil) and PinPoint ($769)	32,382	26,107	9,443	67,932
Common shares issued	-	-	1,536	1,536
Contingent consideration	-	-	714	714
Net working capital adjustments (receivable) / payable	(152)	(102)	84	(170)
	32,230	26,005	11,777	70,012
Allocated to:
Current assets, excluding cash acquired	607	1,407	599	2,613
Other long-term assets	-	501	-	501
Current liabilities	(266)	(81)	(511)	(858)
Deferred revenue	(1,024)	(70)	(574)	(1,668)
Deferred income tax liability	(4,200)	-	(2,077)	(6,277)
Net tangible (liabilities) assets assumed	(4,883)	1,757	(2,563)	(5,689)

Finite life intangible assets acquired:
Customer agreements and relationships	5,300	7,800	7,758	20,858
Existing technology	12,400	7,600	-	20,000
Tradenames	280	100	207	587
Non-compete covenants	230	300	69	599
Goodwill	18,903	8,448	6,306	33,657
	32,230	26,005	11,777	70,012

The above transactions were accounted for using the acquisition method in accordance with ASC Topic
805,
“Business Combinations”. The purchase price allocation in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocation may
differ from the final purchase price allocation, and these differences may
be material. Revisions to the allocation will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocation for Velocity Mail and PinPoint will be completed within one
year from the acquisition dates.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Aljex	Velocity Mail	PinPoint
Customer agreements and relationships (in years)	13	12	9
Existing technology (in years)	5	5	N/A
Trade names (in years)	8	4	8
Non-compete covenants (in years)	5	5	5

The goodwill on the Aljex, Velocity Mail and PinPoint acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Aljex and PinPoint acquisitions is not
deductible for tax purposes. The goodwill from the Velocity Mail acquisition is deductible for tax purposes.

Fiscal
2018
Acquisitions
On
August 14, 2017,
we acquired MacroPoint LLC (“MacroPoint”), an electronic transportation network providing location-based truck tracking and predictive freight capacity data content. US-based MacroPoint runs a connected network helping transportation brokers, logistics service providers and shippers track the locations of deliveries in trucks as well as predictive freight capacity to help identify early opportunities for additional freight moves. The purchase price for the acquisition was approximately
$106.2
million, net of cash acquired, which was funded using
$20.0
million of our common shares,
$80.0
million from drawing on Descartes’ credit facility and the balance from cash on hand. The gross contractual amount of trade receivables acquired was
$2.0
million with a fair value of
$2.0
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
July 31, 2018
with
no
adjustments.

On
June 1, 2017,
we acquired substantially all of the assets of PCSTrac, Inc., including certain related assets of Progressive Computer Services Inc., doing business as PCS Technologies (collectively referred to as “PCSTrac”). US-based PCSTrac helps specialty retailers and their logistics service providers collaborate to improve carton-level visibility for shipments from distribution centers to stores. PCSTrac’s solutions provide visibility and insight into the store replenishment supply chain, helping increase sales, enhance loss prevention, and improve inventory control. The total purchase price for the acquisition was
$11.5
million, net of cash acquired, which was funded using cash on hand. The gross contractual amount of trade receivables acquired was
$0.4
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
April 30, 2018
with
no
adjustments.

On
May 18, 2017,
we acquired Z-Firm LLC (“ShipRush”), a US-based provider of e-commerce multi-carrier parcel shipping solutions for small-to medium-sized businesses. The ShipRush platform helps customers streamline their supply chain and reduce transportation costs by automatically importing orders, comparing carrier rates, printing shipping labels for all major carriers, and tracking through final delivery. The purchase price for the acquisition was
$14.2
million, net of cash acquired, which was funded using cash on hand. Additional contingent consideration of up to
$3.0
million in cash is payable if certain revenue performance targets are met by ShipRush in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$1.2
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.4
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was nominal. The purchase price was finalized in the three
month period ended
April 30, 2018
with
no
adjustments.

The final purchase price allocations for businesses we acquired during
2018
are as follows:

	ShipRush	PCSTrac	MacroPoint	Total
Purchase price consideration:
Cash, less cash acquired related to ShipRush ($253), PCSTrac (nil) and MacroPoint ($2,098)	14,198	11,492	86,177	111,867
Common shares issued	-	-	20,000	20,000
Contingent consideration	1,233	-	-	1,233
Net working capital adjustments payable	88	40	163	291
	15,519	11,532	106,340	133,391
Allocated to:
Current assets, excluding cash acquired	461	467	2,127	3,055
Current liabilities	(266)	(10)	(1,693)	(1,969)
Deferred revenue	(609)	-	(5,787)	(6,396)
Net tangible (liabilities) assets assumed	(414)	457	(5,353)	(5,310)

Finite life intangible assets acquired:
Customer agreements and relationships	2,400	1,850	26,030	30,280
Existing technology	4,710	3,270	17,170	25,150
In-process research and development	-	-	290	290
Tradenames	120	60	570	750
Non-compete covenants	100	80	2,420	2,600
Goodwill	8,603	5,815	65,213	79,631
	15,519	11,532	106,340	133,391

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	ShipRush	PCSTrac	MacroPoint
Customer agreements and relationships (in years)	9	13	12
Existing technology (in years)	5	5	5
Trade names (in years)	8	4	8
Non-compete covenants (in years)	5	5	5

The goodwill on the ShipRush, PCSTrac and MacroPoint acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the PCSTrac, ShipRush and MacroPoint acquisitions is deductible for tax purposes.

Fiscal
2017
Acquisitions
On
December 23, 2016,
we acquired The Datamyne Inc. (“Datamyne”), a provider of cloud-based trade data content solutions for customers to analyze import and export trade activity. Datamyne, primarily operating in the U.S. and South America, collects, cleanses and commercializes logistics trade data from over
50
nations across
five
continents, including key markets in North America, Latin America, Asia, Africa, and the European Union. Subscribers use Datamyne’s web-based solutions and business intelligence tools to augment, speed up and simplify trade data research, and to shape global marketing, prospecting, and sourcing strategies. The total purchase price for the acquisition was
$52.5
million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was
$1.5
million with a fair value of
$1.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was
$0.1
million. In the
second
quarter of fiscal
2018,
the working capital for Datamyne was finalized resulting in a
$0.4
million decrease in goodwill and a
$0.4
million decrease in current liabilities. The purchase price was finalized in the three
month period ended
January 31, 2018
with
no
adjustments.

On
November 11, 2016,
we acquired
4Solutions
Information Technology Pty Ltd. (
“4Solutions”
), an Australia-based provider of cloud-based business-to-business supply chain integration solutions.
4Solutions
operates the Health Supply Network, an electronic document exchange network for the healthcare community, which allows large multi-national, local pharmaceutical manufacturers and wholesalers connect and collaborate to automate a wide array of supply chain processes. The total purchase price for the acquisition was approximately
$2.5
million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was
$0.2
million with a fair value of
$0.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was
nil.
The purchase price was finalized in the
three
month period ended
October 31, 2017
with
no
adjustments.

On
October 12, 2016,
we acquired Appterra LLC (“Appterra”), a US-based provider of cloud-based business-to-business supply chain integration solutions. Appterra’s solutions help its customers connect electronically, automate supply chain processes, and enhance collaboration and visibility among global trading partners.  The total purchase price for the acquisition was
$5.7
million, net of cash acquired, which was funded with cash on hand. Additional contingent consideration of up to
$1.6
million in cash was payable if certain revenue performance targets are met by Appterra in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$0.7
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.1
million with a fair value of
$0.1
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was
nil.
The purchase price was finalized in the
three
month period ended
October 31, 2017
with
no
adjustments.

On
April 29, 2016,
we acquired pixi* Software GmbH (“Pixi”), a Germany-based provider of technology solutions for e-commerce order fulfilment and warehouse management. Pixi’s solutions help its customers automate e-commerce processes originating from online orders, and Pixi is currently integrated with hundreds of e-commerce sites in Europe. The total purchase price for the acquisition was approximately
$10.6
million, net of cash acquired, which was funded by drawing on our credit facility. The gross contractual amount of trade receivables acquired was
$0.6
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not
expected to be collected was
$0.2
million. The purchase price was finalized in the
three
month period ended
April 30, 2017
with
no
adjustments.

The final purchase price allocations for businesses we acquired during
2017
are as follows:

	Pixi	Appterra	4Solutions	Datamyne	Total
Purchase price consideration:
Cash, less cash acquired related to Pixi ($688),Appterra ($66), 4Solutions ($281) and Datamyne ($2,637)	10,648	5,703	2,456	52,541	71,348
Contingent consideration	-	700	-	-	700
Net working capital adjustments (receivable)	(26)	(118)	4	(567)	(707)
	10,622	6,285	2,460	51,974	71,341
Allocated to:
Current assets, excluding cash acquired	500	391	257	1,837	2,985
Property and equipment	46	21	33	87	187
Deferred income tax asset	-	18	-	3,281	3,299
Current liabilities	(523)	(328)	(182)	(1,263)	(2,296)
Deferred revenue	(78)	(633)	(164)	(2,979)	(3,854)
Deferred income tax liability	(1,870)	-	(443)	(10,955)	(13,268)
Income tax liability	-	-	-	(694)	(694)
Net tangible liabilities assumed	(1,925)	(531)	(499)	(10,686)	(13,641)

Finite life intangible assets acquired:
Customer agreements and relationships	1,375	1,840	910	13,300	17,425
Existing technology	4,467	1,160	607	12,500	18,734
Trade names	-	-	91	1,790	1,881
Non-compete covenants	-	50	-	390	440
Goodwill	6,705	3,766	1,351	34,680	46,502
	10,622	6,285	2,460	51,974	71,341

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Pixi	Appterra	4Solutions	Datamyne
Customer agreements and relationships (in years)	9	11	8	9
Existing technology (in years)	5	5	2	6
Trade names (in years)	N/A	N/A	5	9
Non-compete covenants (in years)	N/A	5	N/A	5

The goodwill on the Pixi, Appterra,
4Solutions
and Datamyne acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Pixi,
4Solutions
and Datamyne acquisitions is
not
deductible for tax purposes. The goodwill arising from the Appterra acquisition is deductible for tax purposes.

Pro Forma Results of Operations (Unaudited)
The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired PinPoint, Velocity Mail, Aljex, MacroPoint, PCSTrac, ShipRush, Datamyne,
4Solutions,
Appterra and Pixi as of the beginning of each of the periods presented.

This pro forma information is for information purposes only and does not
purport to represent what our results of operations for the periods presented would have been had the acquisitions of PinPoint, Velocity Mail, Aljex, MacroPoint, PCSTrac, ShipRush, Datamyne,
4Solutions,
Appterra and Pixi occurred at the beginning of the period indicated, or to project our results of operations for any future period.

Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Revenues	281,419	266,074	252,910
Net income	31,889	25,704	20,044
Earnings per share
Basic	0.42	0.34	0.26
Diluted	0.41	0.33	0.26